LEASES - Summary of Undiscounted Future Minimum Payments under the Group's Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Operating lease
2024	¥ 79,605	$ 11,212
2025	28,128	3,962
2026	13,278	1,870
2027	10,118	1,425
2028 and thereafter	52,414	7,382
Total future lease payments	183,543	25,851
Less: imputed interest	(26,537)	(3,737)
Total lease liability balance	157,006	22,114
Finance lease
2024	42,971	6,052
2025	65,674	9,250
2026	64,889	9,139
2027	51,372	7,236
2028 and thereafter	222,612	31,354
Total future lease payments	447,518	63,031
Less: imputed interest	(92,950)	(13,091)
Total lease liability balance	¥ 354,568	$ 49,940
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Due to Related Parties	Due to Related Parties